SHARE CAPITAL - Schedule of warrants activity (Details)	12 Months Ended
	May 31, 2020 CAD ($) Share $ / shares	May 31, 2019 CAD ($) Share $ / shares
Disclosure of classes of share capital [Abstract]
Balance | Share	1,690,893	1,972,321
Issued | $		2,008,117
Exercised | $	(959,698)	(2,042,003)
Expired/cancelled | $		(247,542)
Balance | Share	731,195	1,690,893
Weighted average exercise price of warrants outstanding	$ 3.95	$ 2.56
Weighted average exercise price of warrants, Issued		3.76
Weighted average exercise price of warrants, Exercised	3.62	2.56
Weighted average exercise price of warrants, Expired/cancelled		2.68
Weighted average exercise price of warrants outstanding	$ 4.39	$ 3.95